UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1. Name and address of issuer:

   BlackRock Series Fund, Inc.
   (formerly known as FAM Series Fund, Inc. and Merrill Lynch Series Funds,
    Inc.)
   P.O. Box 9011
   Princeton, NJ 08543

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
   classes):     [X]

3. Investment Company Act File Number: 811-03091

   Securities Act File Number:         002-69062

4(a). Last day of fiscal year for which this Form is filed: December 31, 2006

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):                  $290,173,689

      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:               $416,110,568

      (iii) Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending
            no earlier than October 11, 1995 that were not
            previously used to reduce registration fees
            payable to the Commission:                        $1,088,635,824

      (iv) Total available redemption credits [add Items 5(ii)
           and 5(iii)]:                                          -$1,504,746,392


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      (v) Net sales - if Item 5(i)is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                      $0

      (vi)  Redemption credits available for use in future years -
            if Item 5(i) is less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:                                $1,214,572,703

      (vii) Multiplier for determining registration fee (See
            Instruction C.9)                                        x 0.0000307

      (viii)Registration fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):                   =$0
                                                                    ============
6.       Prepaid Shares

         If the response to Item 5(i) was determined by
         deducting an amount of securities that were
         registered  under the Securities Act of 1933
         pursuant to rule 24e-2 as in effect before
         October 11, 1997, then report the amount of
         securities (number of shares or other units)
         deducted here:                                     0

         If there is a number of shares or other
         units that were registered pursuant to rule
         24e-2 remaining unsold at the end of the
         fiscal year for which this form is filed that
         are available for use by the issuer in
         future fiscal years, then state that number here:  0

7. Interest due - If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                   +$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                   =$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

                Method of Delivery:

                                     [   ] Wire Transfer

                                     [   ] Mail or other means



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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                      By*:     /s/ Donald C. Burke
                                               ---------------------------------
                                      Name:    Donald C. Burke
                                      Title:   Vice President and Treasurer

Date: March 29, 2007

*Please print the name and title of the signing officer below the signature.